Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Entity Central Index Key	0000863436
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	BENCHMARK ELECTRONICS, INC.
Entity File Number	1-10560
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	74-2211011
Entity Address, Address Line One	56 South Rockford Drive
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	623
Local Phone Number	300-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	BHE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false